SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES (Details) (Parenthetical) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Common stock, reserved for future issuance	51,504,015,462	52,292,375,355	225,023,100